GENERAL INFORMATION AND GOING CONCERN (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 28, 2017	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022		Feb. 28, 2021	Jul. 25, 2017
Restructuring Cost and Reserve [Line Items]
Common stock, issued		5,260,515,892		4,735,210,360		3,229,426,884
Cash flow from operating activities		$ (9,883,272)	$ (10,434,762)	$ (14,825,442)		$ (3,073,325)
Accumulated deficit		(107,074,465)		(94,144,254)	[1]	$ (31,521,754)
Working capital		1,046,707		2,502,718
Proceeds from Issuance of Debt		$ 4,657,979
Management Plan [Member]
Restructuring Cost and Reserve [Line Items]
Cash in hand				4,600,000
Net of issuance costs				12,500,000
Proceeds from Issuance of Debt				$ 9,400,000
Robotic Assistance Devices L L C [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, issued							10,000
Robotic Assistance Devices L L C [Member] | Series E Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares isuued under acquisition	3,350,000
Robotic Assistance Devices L L C [Member] | Series F Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares isuued under acquisition	2,450

[1]	Derived from audited information